Segmented Reporting (Details) - Schedule of geographic segmentation - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segmented Reporting (Details) - Schedule of geographic segmentation [Line Items]
Current assets	$ 6,129,853	$ 36,216,005	$ 4,693,466
Non-current assets	46,469,708	43,810,870	11,826,135
Total assets	52,599,561	80,026,875	16,519,601
Canada [Member]
Segmented Reporting (Details) - Schedule of geographic segmentation [Line Items]
Current assets	29,372	179,396
Non-current assets		1,346,904	1,342,281
Total assets	29,372	1,526,300	1,342,281
United States [Member]
Segmented Reporting (Details) - Schedule of geographic segmentation [Line Items]
Current assets	6,100,481	36,036,609	4,693,466
Non-current assets	46,469,708	42,463,966	10,483,854
Total assets	$ 52,570,189	$ 78,500,575	$ 15,177,320